UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/12


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	  Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          05/14/2012

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  273585

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     Com              88579y101     8392    94075 SH       Sole                                      94075
AT&T Inc.                      Com              00206R102      265     8490 SH       Sole                                       8490
Agnico-Eagle Mines Ltd.        Com              008474108      367    11000 SH       Sole                                      11000
Anadarko Petroleum Corp.       Com              032511107      353     4500 SH       Sole                                       4500
Anthracite Capital Inc.        Com              037023108        0    29770 SH       Sole                                      29770
Apple Computer Inc.            Com              037833100      479      799 SH       Sole                                        799
Arrow Electronics Inc.         Com              042735100    14267   339927 SH       Sole                                     339927
Associated Banc Corp.          Com              045487105      367    26322 SH       Sole                                      26322
Baker Hughes Inc.              Com              057224107    10720   255600 SH       Sole                                     255600
Bank of America                Com              060505104    11421  1193452 SH       Sole                                    1193452
Berkley W R Corp.              Com              084423102     1155    31968 SH       Sole                                      31968
Boston Scientific Corp.        Com              101137107     5404   903605 SH       Sole                                     903605
Charles Schwab Corp.           Com              808513105     7425   516725 SH       Sole                                     516725
Cisco Systems                  Com              17275r102    12155   574707 SH       Sole                                     574707
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Colgate-Palmolive Co.          Com              194162103      215     2200 SH       Sole                                       2200
Crosstex Energy Inc.           Com              22765y104      388    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       73    20850 SH       Sole                                      20850
Cytec Industries Inc.          Com              232820100     8902   146432 SH       Sole                                     146432
Darden Restaurants Inc.        Com              237194105      333     6500 SH       Sole                                       6500
Eli Lilly & Co.                Com              532457108      246     6100 SH       Sole                                       6100
Emerson Electric Co.           Com              291011104      370     7088 SH       Sole                                       7088
Emmis Comm. Corp.              Com              291525103       15    18500 SH       Sole                                      18500
Exxon Mobil Corp.              Com              30231g102     1901    21914 SH       Sole                                      21914
Fastenal Company               Com              311900104      692    12800 SH       Sole                                      12800
Female Health Care Products    Com              314462102      108    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      416     6000 SH       Sole                                       6000
General Electric Co.           Com              369604103    15910   792737 SH       Sole                                     792737
Hanesbrands Inc.               Com              410345102    13758   465750 SH       Sole                                     465750
IBM                            Com              459200101      908     4353 SH       Sole                                       4353
Intel Corp.                    Com              458140100    10857   386174 SH       Sole                                     386174
Interpublic Group Companies    Com              460690100    10910   956157 SH       Sole                                     956157
Johnson & Johnson              Com              478160104      642     9739 SH       Sole                                       9739
Johnson Controls Inc.          Com              478366107    13897   427858 SH       Sole                                     427858
Journal Comm. CL'A             Com              481130102      638   113342 SH       Sole                                     113342
Kimberly-Clark Corporation     Com              494368103      293     3961 SH       Sole                                       3961
Kohls Corp.                    Com              500255104      464     9269 SH       Sole                                       9269
MGIC Investment Corp.          Com              552848103     1108   223412 SH       Sole                                     223412
McDonalds Corp.                Com              580135101      927     9445 SH       Sole                                       9445
Medtronic Inc.                 Com              585055106     9714   247860 SH       Sole                                     247860
Merck & Company                Com              58933y105      211     5491 SH       Sole                                       5491
Modine Manufacturing Co.       Com              607828100     9787  1108325 SH       Sole                                    1108325
Molex Inc. Cl'A                Com              608554200    11619   495475 SH       Sole                                     495475
National Financial Partners Co Com              63607p208      207    13680 SH       Sole                                      13680
Options Media Group            Com              684008105        0    20000 SH       Sole                                      20000
Orion Energy System Inc.       Com              686275108       96    40240 SH       Sole                                      40240
Owens-Illinois Inc.            Com              690768403    14085   603455 SH       Sole                                     603455
Patterson UTI Energy           Com              703481101     9002   520675 SH       Sole                                     520675
Pentair Inc.                   Com              709631105      207     4340 SH       Sole                                       4340
Pfizer Inc.                    Com              717081103      533    23527 SH       Sole                                      23527
Procter & Gamble Co.           Com              742718109      412     6131 SH       Sole                                       6131
Protide Pharmaceutical         Com              74371a103        0    10000 SH       Sole                                      10000
Range Resources Corp.          Com              75281a109     5303    91218 SH       Sole                                      91218
Schlumberger Ltd.              Com              806857108      519     7417 SH       Sole                                       7417
Sealed Air Corp.               Com              81211k100     7449   385761 SH       Sole                                     385761
Smart Balance Inc.             Com              83169y108      145    22000 SH       Sole                                      22000
Staples Inc.                   Com              855030102      298    18400 SH       Sole                                      18400
Sysco Corp.                    Com              871829107     7064   236575 SH       Sole                                     236575
Time Warner Inc.               Com              887317303     8501   225193 SH       Sole                                     225193
US Bancorp                     Com              902973304     6244   197098 SH       Sole                                     197098
Union Pacific Corp.            Com              907818108     1075    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     9131   113120 SH       Sole                                     113120
Wells Fargo & Co.              Com              949746101    15224   445937 SH       Sole                                     445937